Borrowings - Summary of Minimum Payment by Maturity and Present Value of Finance Lease Obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments payable	S/ 36,734	S/ 139,401
Future financial charges on finance leases	(3,246)	(11,092)
Present value of the obligations for finance lease contracts	33,488	128,309
Maturity Period Less than One Year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments payable	15,151	72,864
Present value of the obligations for finance lease contracts	13,514	66,177
Maturity Period Greater than One and Less than Five Year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments payable	21,583	65,899
Present value of the obligations for finance lease contracts	S/ 19,974	61,501
Maturity Period Greater than Five Year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments payable		638
Present value of the obligations for finance lease contracts		S/ 631